Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 28, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Patricia P. Williams

Re:	The Commerce Funds (the “Trust”)-
Registration Nos. 33-80966/811-8598

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 26 (the “Amendment”) to the Registration Statement on Form N-1A of the Trust under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended.

The Amendment is being filed pursuant to Rule 485(a) of the 1933 Act and is proposed to go effective on February 27, 2006. The filing is being made because the International Equity Fund’s shareholders approved a new sub-adviser in 2005. Prior to the effective date of this Amendment, the Company will make a filing pursuant to Rule 485(b) of the 1933 Act in order to update the financial information and make other non-material changes.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1146.

Sincerely,

/s/ Diana E. McCarthy

Diana E. McCarthy

Enclosures